Consolidated Statement of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	$ 81,295,192	$ 80,839,908
Right of use assets	309,881	675,333
Intangible assets	289,083	290,311
Investments	5,254	5,254
Goodwill	52,403	52,403
Inventories	3,083,980	3,254,534
Other receivables	695,145	725,751
Total non-current assets	85,730,938	85,843,494
Current assets
Inventories	8,697,322	8,289,386
Other receivables	1,190,850	1,837,246
Trade accounts receivable	3,960,825	4,512,234
Investments	4,940,317	6,202,075
Cash and banks	330,732	402,449
Total current assets	19,120,046	21,243,390
Total assets	104,850,984	107,086,884
SHAREHOLDERS' EQUITY AND LIABILITIES
Capital stock and other capital related accounts	20,367,747	22,715,128
Reserves	45,388,841	28,255,418
Retained earnings	6,585,821	17,133,423
Equity attributable to owners of the parent company	72,342,409	68,103,969
Non-controlling interest	167,678	409,375
Total shareholders' equity	72,510,087	68,513,344
Non-current liabilities
Borrowings	398,714	2,821,980
Lease liabilities	235,182	589,284
Accounts payable	0	154,617
Provisions	567,332	735,788
Salaries and social security contributions	50,542	57,761
Other liabilities	142,632	168,710
Deferred tax liabilities	14,311,960	10,982,672
Total non-current liabilities	15,706,362	15,510,812
Current liabilities
Borrowings	2,112,431	6,899,930
Lease liabilities	79,542	211,927
Accounts payable	7,876,275	8,140,306
Advances from customers	1,026,477	1,104,775
Salaries and social security contributions	2,034,467	2,146,264
Tax liabilities	3,345,412	4,353,246
Other liabilities	159,931	206,280
Total current liabilities	16,634,535	23,062,728
Total liabilities	32,340,897	38,573,540
Total shareholders' equity and liabilities	$ 104,850,984	$ 107,086,884